Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Carrying value - as of June 30, 2018	$ 31,312
Changes from financing cash flows
Proceeds from debt	43,572	$ 31,704
Payment of transaction costs	(2,015)
Total changes in liabilities arising on financing cash flows	41,557
Amortization of carrying amount, net of payments made	8,417
Carrying value - as of June 30, 2019	81,286	31,312
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Carrying value - as of June 30, 2018	3,095
Changes from financing cash flows
Proceeds from debt	10,912
Total changes in liabilities arising on financing cash flows	10,912
Carrying value - as of June 30, 2019	14,007	3,095
Non-current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Carrying value - as of June 30, 2018	28,217
Changes from financing cash flows
Proceeds from debt	32,660
Payment of transaction costs	(2,015)
Total changes in liabilities arising on financing cash flows	30,645
Amortization of carrying amount, net of payments made	8,417
Carrying value - as of June 30, 2019	$ 67,279	$ 28,217